OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2017 Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-22595

FSI Low Beta Absolute Return Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Patricia M. Plavko, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (918) 585-5858

Date of fiscal year end:      August 31, 2014

Date of reporting period:     August 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Reports to Stockholders.

FSI LOW BETA ABSOLUTE
RETURN FUND

Annual Report
August 31, 2014

Investment Adviser	Administrator
Financial Solutions, Inc.	Ultimus Fund Solutions, LLC
320 South Boston, Suite 1130	P.O. Box 46707
Tulsa, Oklahoma 74103	Cincinnati, Ohio 45246-0707
1-877-379-7380

This report and the financial statements contained herein are provided for the general information of the unitholders of the FSI Low Beta Absolute Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

FSI LOW BETA ABSOLUTE RETURN FUND
LETTER TO OUR UNITHOLDERS

Unitholder Letter for Annual Report:

We are pleased to provide the annual report for the FSI Low Beta Absolute Return Fund (the “Fund”) for the twelve month reporting period ended August 31, 2014 (the “Period”). Please read on for Fund performance and a brief overview of the economic and market conditions during the Fund’s reporting period.

For the Period, the Fund posted an 11.59% return, compared to 7.72% for its benchmark, the HFRI Fund of Funds Diversified Index (the “Benchmark”). The Fund’s return includes the annual distribution paid to investors as of December 31, 2013.

During the Period, we saw a broad dispersion of returns across markets and sectors. Specifically, the Period began with strong performance across the U.S. equity markets, as investors looked at a continued low interest rate environment, strong corporate activity, and general improvement across the U.S. economy as positive signs for risk assets. As the Period progressed, however, we began to see a general increase in market volatility in the U.S., as uncertainty about the ending of the Fed’s quantitative easing program, concerns about market valuations, and numerous geopolitical events, primarily tied to the Middle East, weighed on market sentiment. This resulted in not only equity market volatility, but also volatility across fixed income markets, with investors unsure of how to react to varying messages from members of the Federal Reserve. As such, the U.S. Treasury market saw significant price swings throughout the Period.

Of particular note during the Period, U.S. corporate activity continued at healthy levels, and we continue to believe that companies with access to cheap financing or cash on their balance sheets are likely to engage in mergers and acquisitions activities. In addition, we saw continued strong stock buyback programs, corporate restructurings, special dividends and spin-offs, which are all other examples of corporate activity that can be fuelled by large corporate cash balances and shareholder pressure to increase earnings per share. For the Fund, this helped drive returns for underlying hedge fund managers with exposure to event driven related trading strategies.

Europe experienced significant volatility over the Period. A mixed bag of economic data in the region was somewhat offset by the European Central Bank’s decision to calm the markets by signifying its intent to aggressively intervene in the financial markets to do whatever it takes to prevent an economic collapse. To date, this has created an interesting dichotomy in the markets, as the European Central Bank’s message is in complete contrast to the U.S. Federal Reserve’s continued decision to taper its quantitative easing program. We expect to see continued volatility around these diverging actions. The emerging markets were largely hindered by weakening currencies, rising inflation, and slowing economic growth.

FSI LOW BETA ABSOLUTE RETURN FUND
LETTER TO OUR UNITHOLDERS (Continued)

As we look forward, we continue to believe that top-down, macroeconomic data, including global monetary policy and various global geopolitical events, will drive performance of most major asset classes. We believe this will likely lead to significant market volatility, as market perceptions of such information will likely change on a day-to-day basis. Additionally, with certain equity markets near all-time highs, we believe that investors will weigh a continued increase in equity market prices with a great deal of skepticism if there is not sufficient economic data and company specific data to support the upward trend in equity prices. We believe this will potentially lead to trading opportunities for our underlying hedge fund managers.

In closing, we are pleased with our current manager line-up and the performance of the Fund since inception as well as over the Period. We continue to strive to maintain exposure to a variety of hedge fund managers that collectively employ an assortment of alternative investment strategies.

AN INVESTMENT IN THE FUND SHOULD BE CONSIDERED A SPECULATIVE INVESTMENT THAT ENTAILS A HIGH DEGREE OF RISK AND UNITS OF THE FUND ARE ONLY AVAILABLE FOR PURCHASE BY CERTAIN ELIGIBLE INVESTORS. IT IS POSSIBLE THAT AN INVESTOR MAY LOSE SOME OR ALL OF ITS INVESTMENT AND THAT THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. FOR A COMPLETE DESCRIPTION OF THE PRINCIPAL RISKS INVOLVED AND THE ELIGILIBITY CRITERIA FOR INVESTORS, PLEASE REFER TO THE FUND’S CURRENT PROSPECTUS.

A FUND UNITHOLDER DOES NOT HAVE THE RIGHT TO REQUIRE THE FUND TO REDEEM OR REPURCHASE ITS UNITS AND MAY NOT HAVE ACCESS TO THE MONEY IT INVESTS FOR AN INDEFINITE PERIOD OF TIME. REPURCHASES WILL BE MADE AT SUCH TIMES, AND IN SUCH AMOUNTS, AND ON SUCH TERMS AS MAY BE DETERMINED BY THE FUND’S BOARD OF TRUSTEES, IN ITS SOLE DISCRETION. FUND UNITS ARE NOT, AND ARE NOT EXPECTED TO BE, LISTED FOR TRADING ON ANY SECURITIES EXCHANGE AND, TO THE FUND’S KNOWLEDGE, THERE IS NO, NOR WILL THERE BE, A SECONDARY TRADING MARKET FOR THE UNITS. UNITS ARE SUBJECT TO SUBSTANTIAL RESTRICTIONS ON TRANSFERABILITY AND RESALE, AND MAY NOT BE TRANSFERRED OR RESOLD EXCEPT AS PERMITTED UNDER THE FUND’S AGREEMENT AND DECLARATION OF TRUST, AS MAY BE AMENDED OR AMENDED AND RESTATED FROM TIME TO TIME. A UNITHOLDER SHOULD NOT EXPECT TO BE ABLE TO SELL ITS UNITS REGARDLESS OF HOW THE FUND PERFORMS. BECAUSE A UNITHOLDER MAY BE UNABLE TO SELL ITS UNITS, THE UNITHOLDER WILL BE UNABLE TO REDUCE ITS EXPOSOSURE TO THE FUND ON ANY MARKET DOWNTURN.

THE PAST PERFORMANCE OF ANY INVESTMENT, INVESTMENT STRATEGY, OR INVESTMENT STYLE IS NOT INDICATIVE OF FUTURE PERFORMANCE. RESULTS OF AN INVESTMENT IN THE FUND MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURN FIGURES FOR THE FUND INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AS APPLICABLE, AND ARE NET OF FEES. REFERENCES TO THE BENCHMARK ARE FOR COMPARATIVE PURPOSES ONLY.

FSI LOW BETA ABSOLUTE RETURN FUND
LETTER TO OUR UNITHOLDERS (Continued)

THE VIEWS IN THIS REPORT ARE THOSE OF FINANCIAL SOLUTIONS, INC. (“FSI”), THE FUND’S INVESTMENT ADVISER. THESE VIEWS ARE FOR THE PERIOD ENDED AUGUST 31, 2014 AND MAY NOT REFLECT FSI’S VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER.

THE HFRI FUND OF FUNDS DIVERSIFIED INDEX REPRESENTS FUND OF FUNDS THAT EXHIBIT ONE OR MORE OF THE FOLLOWING CHARACTERISTICS: INVESTS IN A VARIETY OF STRATEGIES AMONG MULTIPLE MANAGERS; HISTORICAL ANNUAL RETURN AND/OR A STANDARD DEVIATION GENERALLY SIMILAR TO THE HFRI FUND OF FUND COMPOSITE INDEX; DEMONSTRATES GENERALLY CLOSE PERFORMANCE AND RETURNS DISTRIBUTION CORRELATION TO THE HFRI FUND OF FUND COMPOSITE INDEX. A FUND IN THE HFRI FUND OF FUNDS DIVERSIFIED INDEX TENDS TO SHOW MINIMAL LOSS IN DOWN MARKETS WHILE ACHIEVING SUPERIOR RETURNS IN UP MARKETS.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
August 31, 2014
Shares	Underlying Funds (a) - 89.0%	Value

Event Driven Strategies - 14.3%
43	Candlewood Structured Credit Harvest Fund, Ltd., Series 1	$509,431
25	Candlewood Structured Credit Harvest Fund, Ltd., Series 2	288,340
23	Candlewood Structured Credit Harvest Fund, Ltd., Series 3	271,848
14	Candlewood Structured Credit Harvest Fund, Ltd., Series 4	167,094
3,374	Pluscios Offshore Fund, SPC, Class F, Series 0713 (b)	3,764,271
900	Pluscios Offshore Fund, SPC, Class F, Series 0614 (b)	900,913
1,068	Scoggin Worldwide Distressed Fund Ltd., Class Q, Series 0913.1	1,110,261
		7,012,158
Global Macro Strategies - 2.8%
459	Centennial Global Macro Fund Segregated Portfolio, Series D 0713 (c)	441,418
131	Centennial Global Macro Fund Segregated Portfolio, Series D 0813 (c)	128,031
165	Centennial Global Macro Fund Segregated Portfolio, Series D 0913 (c)	164,410
600	Centennial Global Macro Fund Segregated Portfolio, Series D 0614 (c)	613,975
		1,347,834
Long/Short Equity Strategies - 13.8%
1,000	Eminence Fund, Ltd., Class A, Series 1 (2014)	1,060,773
1,000	Eminence Fund, Ltd., Class A, Series 3 (2014)	992,824
398	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 1	922,483
350	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 0114	357,780
100	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 0314	98,193
619	Marcato International Ltd., Class A, Subclass A1 Initial Series	1,028,150
270	Miura Global Fund, Ltd., Class AA Sub Class II, Initial Series	1,090,246
1,100	Tide Point Offshore Fund, Ltd., Class 1, Sub-Class A, June 2014	1,223,703
		6,774,152
Multi Strategies - 38.0%
745	Atlas Enhanced Fund, Ltd., Class B, Initial Series 0311	1,038,431
300	Atlas Enhanced Fund, Ltd., Class B, Series 0114	324,190
100	Atlas Enhanced Fund, Ltd., Class B, Series 0314	101,558
53,876	Lanx Offshore Partners, Ltd., Class A, Series 0114 III R8	5,613,687
12,500	Lanx Offshore Partners, Ltd., Class A, Series 0614 III R8	1,270,089
92	Lanx Offshore Partners, Ltd., Class A, Series 0714 III R8	9,195
855	Millenium International, Ltd., Class EE Sub Class III, Series 01A	1,356,201
700	Millenium International, Ltd., Class EE Sub Class III, Series 07A	711,657
19,139	Titan Masters International Fund, Ltd., Series D1-5	3,945,088
15,000	Titan Masters International Fund, Ltd., Series D1-14	1,512,720
12,500	Titan Masters International Fund, Ltd., Series D6-14	1,263,334
784	Whitebox Multi-Strategy Fund, Ltd., Class E, Series E-10	1,108,116
200	Whitebox Multi-Strategy Fund, Ltd., Class E, Series 01-14	212,906
100	Whitebox Multi-Strategy Fund, Ltd., Class E, Series 03-14	102,792
		18,569,964

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2014
Shares	Underlying Funds (a) - 89.0% (Continued)	Value

Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage - 9.8%
1,014	BlackGold Opportunity Offshore Fund Ltd., Class A - Unrestricted, Series 6/14	$1,137,211
7,073	Greylock Global Opportunity Fund (Offshore), Ltd., Class A, Series 1	1,226,008
1,000	IAM Credit Opportunities Offshore Fund, Ltd., Class A	1,062,643
1,239	MidOcean Absolute Return Credit Offshore Fund, Ltd.	1,361,495
		4,787,357
Relative Value Strategies: General - 10.3%
104	AlphaBet Offshore, Ltd., Class A1, Series 12RUP	122,393
662	AlphaBet Offshore, Ltd., Class A1, Series 2013-09	607,391
275	AlphaBet Offshore, Ltd., Class A1, Series 2014-01	253,392
261	Hildene Opportunities Offshore Fund, Ltd., Series 1 August 2008	1,366,383
1	Hildene Opportunities Offshore Fund, Ltd., Series 11 August 2014	1,042
40	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Lead Series	1,107,668
508	Pine River Fixed Income Fund, Ltd., Class A, Series 49	553,784
480	Pine River Fixed Income Fund, Ltd., Class A, Series 53	512,148
500	Pine River Fixed Income Fund, Ltd., Class A, Series 60	508,249
		5,032,450

	Total Underlying Funds (Cost $40,505,300)	$43,523,915

Shares	Money Market Funds - 5.6%	Value

13	BlackRock Liquidity Funds - T-Fund, Institutional Shares, 0.01% (d)	$13
2,755,786	Fidelity Institutional Money Market Fund, 0.05% (d)	2,755,786
	Total Money Market Funds (Cost $2,755,799)	$2,755,799

	Total Investments - 94.6% (Cost $43,261,099) (Note 2)	$46,279,714

	Other Assets in Excess of Liabilities - 5.4%	2,615,491

	Net Assets - 100.0%	$48,895,205

(a)
Underlying Funds include investment funds that are organized outside of the United States and are not registered under the Investment Company Act of 1940, as amended, (each a "Private Fund") and Private Funds that invest in other investment funds that are not registered under the Investment Company Act of 1940, as amended.

(b)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a "Sub-Adviser").
(c)	Managed by Meritage Capital, LLC, a Sub-Adviser.
(d)	The rate shown is the 7-day effective yield as of Aguust 31, 2014.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2014
Unfunded
		Redemption	Redemption	Commitments as of
Value (e)	Strategy	Frequency	Notice (Days)	August 31, 2014

$7,012,158	Event Driven Strategies (f)	Quarterly	60-90	$-

1,347,834	Global Macro Strategies (g)	Monthly	35	-

6,774,152	Long/Short Equity Strategies (h)	Quarterly-	45-95	-
Semi-Annually

18,569,964	Multi Strategies (i)	Monthly-	45-90	-
Quarterly

4,787,357	Relative Value Strategies: Fixed Income	Monthly-	30-90	-
	Hedge and Fixed Income Arbitrage (j)	Quarterly

5,032,450	Relative Value Strategies: General (k)	Monthly-	45-180	-
Quarterly

(e)	Values of Underlying Funds have been estimated using the net asset value per share as of August 31, 2014 (Note 2).

(f)	Event Driven Strategies include strategies that invest in: (1) equity and/or fixed income securities of U.S. and/or foreign issuers based on how certain events such as mergers, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, re-capitalizations, liquidations, divestitures, spin-offs and other similar transactions are expected to affect the value of such securities (Merger/Risk Arbitrage Strategy); and/or (2) equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers (i.e., companies involved in bankruptcy proceedings, financial reorganizations or other similar financial restructurings) (Bankruptcy/Distressed Strategy). These strategies may utilize long and short positions. 46% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 0 and 9 months as of August 31, 2014. 6% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 5% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 0 and 4 months as of August 31, 2014. 16% of the Underlying Funds employing these strategies cannot be redeemed without payment of a redemption penalty of 3% of the net asset value of the interests being liquidated for redemptions in excess of 25% of the net asset value of the Underlying Fund. The remaining restriction period for these investments ranges between 0 and 4 months as of August 31, 2014. The remaining Underlying Funds employing these strategies can be redeemed with no restrictions as of August 31, 2014.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2014

(g)	Global Macro Strategies include strategies that: (1) invest across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments; and/or (2) trade futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar, heating oil, as well as financial assets such as government bonds, equity market indices and currencies to take advantage of investment opportunities in the global equity, fixed income, currency and commodity markets (Managed Futures Strategy). Long and short positions may be utilized. 100% of the value of the Underlying Funds employing these strategies can be redeemed with no restrictions as of August 31, 2014.

(h)	Long/Short Equity Strategies include strategies that purchase and sell short equity securites of U.S. and foreign issuers. Investments may focus on specific regions, sectors or types of equity securities. Long and short positions may not be invested in equal amounts and, as such, may not seek to neutralize general market risk. 39% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty ranging between 2 and 3% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 0 and 9 months as of August 31, 2014. 30% of the value of the Underlying Funds employing this strategy cannot be redeemed within 12 month of purchase. The remaining restriction period for these investments is between 4 and 10 months as of August 31, 2014. The remaining Underlying Funds employing this strategy can be redeemed with no restrictions as of August 31, 2014.

(i)	Multi Strategies include strategies that dynamically allocate capital among several different strategies typically employed by unregistered (private) funds (i.e. Relative Value Strategies (see (k) below), Long/Short Equity Strategies (see (h) above) and Global Macro Strategies (see (g) above)). 7% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty of 4% of the net asset value of the interests being liquidated. The remaining restriction period for these investments is between 1 and 10 months as of August 31, 2014. 3% of the value of the Underlying Funds employing these strategies cannot be redeemed without payment of a redemption penalty of 3% of the net asset value of the interests being liquidated for redemptions in excess of 25% of the net asset value of the Underlying Fund. The remaining restriction period for these investments is between 0 and 6 months as of August 31, 2014. The remaining Underlying Funds employing these strategies can be redeemed with no restrictions as of August 31, 2014.

(j)	Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage include strategies that: (1) generally purchase fixed income securities of U.S. and foreign issuers including corporations, governments and financial institutions as well as mortgage-related securities that are perceived to be undervalued and sell short such fixed income securities that are perceived to be overvalued (Fixed Income Hedge Strategy); and/or (2) purchase and sell short fixed income securities issued by U.S. and/or foreign issuers to capitalize on perceived pricing discrepancies within and across types of fixed income securities (Fixed Income Arbitrage Strategy). 39% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 2% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 0 and 9 months as of August 31, 2014. The remaining Underlying Funds employing these strategies can be redeemed with no restrictions as of August 31, 2014.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2014

(k)	Relative Value Strategies: General include strategies that: (1) employ Fixed Income Hedge and Fixed Income Arbitrage Strategies (see (j) above); and/or (2) simultaneously purchase convertible securities of U.S. and foreign issuers and then sell short the corresponding underlying common stocks (or equivalent thereof) to capitalize on perceived pricing discrepancies between the convertible securities and the underlying common stocks (Convertible Arbitrage Strategy). 24% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated. The remaining restriction period for these investments is 2 months as of August 31, 2014. 20% of the value of the Underlying Funds employing these strategies cannot be redeemed within 12 months of purchase. The remaining restriction period for these investments is between 2 and 9 months as of August 31, 2014. The remaining Underlying Funds employing these strategies can be redeemed with no restrictions as of August 31, 2014.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2014

FUTURES CONTRACTS	Expiration Date	Contracts	Notional Value of Contracts	Variation Margin Receivable

2-Year U.S. Treasury Note Future	12/31/2014	70	$15,333,281	$8,287
5-Year U.S. Treasury Note Future	12/31/2014	74	8,793,859	9,916
10-Year U.S. Treasury Note Future	12/19/2014	88	11,068,750	10,417
U.S. Treasury Long Bond Future	12/19/2014	71	9,946,656	17,280
Total Futures Contracts			$45,142,546	$45,900

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2014

ASSETS
Investments in securities:
At acquisition cost	$43,261,099
At value (Note 2)	$46,279,714
Margin deposits for futures contracts (Note 2)	2,672,096
Variation margin receivable (Notes 2 and 5)	45,900
Dividends receivable	99
Other assets	12,992
Total assets	49,010,801

LIABILITIES
Payable to Adviser (Note 4)	89,751
Accrued fund services fees (Note 4)	4,690
Accrued Trustees' fees (Note 4)	5,000
Other accrued expenses	16,155
Total liabilities	115,596

NET ASSETS	$48,895,205

NET ASSETS CONSIST OF:
Paid-in capital	$45,681,788
Accumulated net investment loss	(1,273,194)
Accumulated net realized gains from other financial instruments (Note 5)	1,422,096
Net unrealized appreciation on:
Investments	3,018,615
Futures contracts (Notes 2 and 5)	45,900

NET ASSETS	$48,895,205

UNITS OUTSTANDING (1,000,000 units authorized, $100.00 par value)	446,657

NET ASSET VALUE PER UNIT (Note 2)	$109.47

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2014

INVESTMENT INCOME
Dividends	$1,287

EXPENSES
Investment adviser fees (Note 4)	407,805
Professional fees	94,000
Fund services fees (Note 4)	58,028
Custodian fees	27,215
Trustees' fees and expenses (Note 4)	21,507
Registration and filing fees	17,907
Insurance expense	7,100
Other expenses	2,227
Total expenses	635,789
Advisory fee reductions and other fee waivers (Note 4)	(56,119)
Net expenses	579,670

NET INVESTMENT LOSS	(578,383)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
AND FUTURES CONTRACTS
Net realized gains from futures contracts (Note 5)	1,422,096
Net change in unrealized appreciation/depreciation on:
Investments	2,931,260
Futures contracts (Notes 2 and 5)	45,900
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
AND FUTURES CONTRACTS	4,399,256

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,820,873

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Period
	Ended	Ended
	August 31,	August 31,
	2014	2013 (a)
FROM OPERATIONS
Net investment loss	$(578,383)	$(31,023)
Net realized gains from futures contracts	1,422,096	-
Net change in unrealized appreciation/depreciation on investments
and futures contracts	2,977,160	87,355
Net increase in net assets from operations	3,820,873	56,332

DISTRIBUTIONS TO UNITHOLDERS
In excess of net investment income	(663,788)	-

CAPITAL UNIT TRANSACTIONS
Sale of units	31,909,000	13,009,000
Net asset value of units issued in reinvestment of
distributions to unitholders	663,788	-
Increase in net assets from capital share transactions	32,572,788	13,009,000

NET INCREASE IN NET ASSETS	35,729,873	13,065,332

NET ASSETS
Beginning of period	13,165,332	100,000
End of period	$48,895,205	$13,165,332

ACCUMULATED NET INVESTMENT LOSS	$(1,273,194)	$(31,023)

UNIT TRANSACTIONS
Sale of units	309,300	129,860
Units reinvested	6,497	-
Increase in units outstanding	315,797	129,860
Units outstanding at beginning of period	130,860	1,000
Units outstanding at end of period	446,657	130,860

(a)	Represents the period from the commencement of operations (July 1, 2013) through August 31, 2013.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENT OF CASH FLOWS
For the Year Ended August 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations		$3,820,873
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activites:
Purchase of long-term investments	$(29,068,000)
Net sale of short-term investments	1,019,803
Net change in unrealized appreciation on investments	(2,931,260)
Net change in unrealized appreciation on futures contracts	(45,900)
(Increase) decrease in operating assets:
Margin deposits for futures contracts	(2,672,096)
Due from broker	250,000
Subscriptions in investments paid in advance	9,535,500
Dividends receivable	(8)
Other assets	(12,992)
Increase (decrease) in operating liabilitites:
Payable to Adviser	78,614
Accrued fund services fees	(326)
Other accrued expenses	11,792
Total adjustments		(23,834,873)

NET CASH USED IN OPERATING ACTIVITIES		(20,014,000)

CASH FLOWS FROM FINANCING ACTIVITIES
Receipt of proceeds from units sold, net	20,014,000
NET CASH PROVIDED BY FINANCING ACTIVITIES		20,014,000

NET INCREASE IN CASH		$-
Cash, beginning of year		-
Cash, end of year		$-

Noncash financing activities not included herein consist of reinvestment of distributions to unitholders of $663,788.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
FINANCIAL HIGHLIGHTS
Per Unit Data for a Unit Outstanding Throughout Each Period
	Year	Period
	Ended	Ended
	August 31,	August 31,
	2014	2013 (a)

Net asset value, beginning of period	$100.61	$100.00

Income (loss) from investment operations:
Net investment loss (b)	(1.67)	(0.27)
Net realized and unrealized gains on investments
and futures contracts	13.14	0.88
Total from investment operations	11.47	0.61

Less distributions:
In excess of net investment income	(2.61)	-

Net asset value, end of period	$109.47	$100.61

Total return (c)	11.59%	0.61%	(d)

Ratios/supplementary data:
Net assets at end of period (000's omitted)	$48,895	$13,165

Ratios to average net assets:
Net investment loss (e)	(1.57%)	(1.59%)	(f)
Total expenses (e) (g)	1.73%	2.46%	(f)
Net expenses (e)	1.58%	1.60%	(f)
Portfolio turnover rate	0%	0%

(a)	Represents the period from the commencement of operations (July 1, 2013) through August 31, 2013.
(b)	Calculated based on average units outstanding during the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gain distributions are reinvested in units of the Fund.  The returns shown do not reflect the deduction of taxes a unitholder would pay on Fund distributions, if any, or the redemption of Fund units.

(d)	Not annualized.
(e)	Does not include the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Reflects the expense ratio prior to any advisory fee reductions and /or other fee waivers.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS

1.  Organization

The FSI Low Beta Absolute Return Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company, organized as a Delaware statutory trust on August 3, 2012.  The Fund is authorized to issue 1,000,000 units at the net asset value per unit.  The Fund’s investment objective is to seek attractive risk-adjusted rates of return, “Alpha,” with a risk profile and volatility that is similar to that of the Barclays U.S. Aggregate Bond Index.  On April 19, 2013, the Fund was initially seeded through the sale of 1,000 units for $100,000 to Gary W. Gould, Managing Principal of Financial Solutions, Inc. and Principal Executive Officer and Trustee of the Fund.  The Fund commenced operations on July 1, 2013.

2.  Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Fund computes its net asset value as of the last business day of each month.  In determining its net asset value, the Fund values its investments as of such month-end.  The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund’s Valuation Committee will value the Fund’s investments in Underlying Funds at fair value.  As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time that the Valuation Committee values the Underlying Fund.  In the unlikely event that an Underlying Fund does not report a month-end value to the Fund on a timely basis, the Valuation Committee would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio.  Using the nomenclature of the hedge fund industry, any value reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Valuation Committee values the Underlying Fund.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Underlying Funds
Event Driven Strategies	$-	$2,254,989	$4,757,169	$7,012,158
Global Macro Strategies	-	1,347,834	-	1,347,834
Long/Short Equity Strategies	-	2,094,970	4,679,182	6,774,152
Multi Strategies	-	16,669,802	1,900,162	18,569,964
Relative Value Strategies: Fixed Income
Hedge and Fixed Income Arbitrage	-	2,943,088	1,844,269	4,787,357
Relative Value Strategies: General	-	3,469,690	1,562,760	5,032,450
Money Market Funds	-	2,755,799	-	2,755,799

Total	$-	$31,536,172	$14,743,542	$46,279,714

Other Financial Instruments:
Futures Contracts	$45,900	$-	$-	$45,900

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.  On August 31, 2014, investments in securities totaling $5,833,888 transferred from Level 3 to Level 2 due to changes in liquidity.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Balance as of 8/31/13	$5,833,888
Purchases	14,743,542
Transfers in and/or out of Level 3	(5,833,888)

Balance as of 8/31/14	$14,743,542

Significant unobservable valuation inputs for material Level 3 investments as of August 31, 2014 are as follows:

	Value at	Valuation Technique/
Investment in Securities	8/31/2014	Unobservable Input

Underlying Funds

BlackGold Opportunity Offshore Fund Ltd.,		Unadjusted NAV as practical expedient;
Class A - Unrestricted, Series 6/14	$1,137,211	subject to a redemption fee if redeemed within 9 months

Candlewood Structured Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 3	271,848	subject to a redemption fee if redeemed within 1 month

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

	Value at	Valuation Technique/
Investment in Securities	8/31/2014	Unobservable Input

Underlying Funds (Continued)

Candlewood Structured Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 4	$167,094	subject to a redemption fee if redeemed within 4 months

Eminence Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 1 (2014)	1,060,773	cannot be redeemed within 4 months

Eminence Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 3 (2014)	992,824	cannot be redeemed within 10 months

Greylock Global Opportunity Fund		Unadjusted NAV as practical expedient;
(Offshore), Ltd., Class A, Series 1	707,058	subject to a redemption fee if redeemed within 4 months

Harvey SMidCap Offshore Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A Sub-Class 1, Series 1	441,126	subject to a redemption fee if redeemed within 1 month

Harvey SMidCap Offshore Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A Sub-Class 1, Series 0114	357,780	subject to a redemption fee if redeemed within 4 months

Harvey SMidCap Offshore Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A Sub-Class 1, Series 0314	98,193	subject to a redemption fee if redeemed within 6 months

Kawa Off-Shore Feeder Fund, Ltd.,		Unadjusted NAV as practical expedient;
Ordinary Shares, Lead Series	542,363	subject to a redemption fee if redeemed within 2 months

Millenium International, Ltd.,		Unadjusted NAV as practical expedient;
Class EE Sub Class III, Series 01A	546,121	subject to a redemption fee if redeemed within 1 month

Millenium International, Ltd.,		Unadjusted NAV as practical expedient;
Class EE Sub Class III, Series 07A	711,657	subject to a redemption fee if redeemed within 10 months

Miura Global Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class AA Sub Class II, Initial Series	504,783	subject to a redemption fee if redeemed within 1 month

Pine River Fixed Income Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 53	512,148	cannot be redeemed within 2 months

Pine River Fixed Income Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 60	508,249	cannot be redeemed within 9 months

Pluscios Offshore Fund, SPC,		Unadjusted NAV as practical expedient;
Class F, Series 0713	2,307,053	subject to a redemption fee if redeemed within 4 months

Pluscios Offshore Fund, SPC,		Unadjusted NAV as practical expedient;
Class F, Series 0614	900,913	subject to a redemption fee if redeemed within 9 months

Scoggin Worldwide Distressed Fund Ltd.,		Unadjusted NAV as practical expedient;
Class Q, Series 0913.1	1,110,261	subject to a redemption fee if redeemed within 4 months

Tide Point Offshore Fund, Ltd.		Unadjusted NAV as practical expedient;
Class 1, Sub-Class A, June 2014	1,223,703	subject to a redemption fee if redeemed within 9 months

Whitebox Multi-Strategy Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class E, Series E-10	326,686	subject to a redemption fee if redeemed within 1 month

Whitebox Multi-Strategy Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class E, Series 01-14	212,906	subject to a redemption fee if redeemed within 4 months

Whitebox Multi-Strategy Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class E, Series 03-14	102,792	subject to a redemption fee if redeemed within 6 months

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Unit Valuation – The net asset value per unit of the Fund is calculated monthly by dividing the total value of the Fund’s assets, less liabilities, by the number of units outstanding.  The offering price and redemption price per unit of the Fund is equal to the net asset value per unit.

Investment Income – Dividend income is recorded on the ex-dividend date.

Security Transactions – Investment transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Distributions to Unitholders – Distributions to unitholders arising from net investment income and net realized capital gains, if any, are declared and paid at least annually.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.  Dividends and distributions to unitholders are recorded on the ex-dividend date.  The tax character of distributions paid to unitholders during the year ended August 31, 2014 was ordinary income.

Futures Contracts – The Fund may enter into futures contracts as part of its investment strategy and for hedging purposes.  When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit with the futures commission merchant an amount of cash or qualifying securities currently ranging from 5% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The initial margin deposits for futures contracts and the variation margin receivable or payable are reported on the Statement of Assets and Liabilities.  Additionally, the Fund is required to maintain, on a daily basis, cash or liquid securities in an amount equal to the current market value of the futures in which it invests minus any amounts paid to brokers toward such position.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Tax – The Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code.  Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of August 31, 2014:

Tax cost of portfolio investments	$46,394,317
Gross unrealized appreciation	$-
Gross unrealized depreciation	(114,603)
Net unrealized depreciation	(114,603)
Undistributed ordinary income	2,447,222
Undistributed long-term gains	880,798
Distributable earnings	$3,213,417

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to holdings classified as passive foreign investment companies (PFICs).

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions for all open tax years (tax years ended August 31, 2013 and August 31, 2014) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Investment Transactions

During the year ended August 31, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $29,068,000 and $0, respectively.

4.  Transactions with Related Parties and Other Service Providers

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Financial Solutions, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.11% of the Fund’s average monthly net assets and pays any sub-advisory fees out of the fees it receives.

The Adviser has contractually agreed, until April 30, 2015, to reduce its advisory fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s annual operating expenses (after fee reductions and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of business) do not exceed an amount equal to 1.60% of the Fund’s average monthly net assets.  Prior to December 15, 2013, a service provider to the Fund voluntarily agreed to waive a portion of its fees.  During the year ended August 31, 2014, advisory fee reductions and other fee waivers were as follows:

Advisory Fee Reductions	Other Fee Waivers	Total
$53,175	$2,944	$56,119

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Advisory fee reductions and Fund operating expenses reimbursed by the Adviser are subject to repayment by the Fund for a period of three fiscal years following the end of the fiscal year in which such reduction or reimbursement was incurred, provided that the repayments do not cause the Fund’s current expenses to exceed the expense limit in effect at the time of the reduction or reimbursement.  After this Adviser Waiver Agreement has been in effect for at least one year, it may be terminated by the Board upon sixty (60) days’ written notice, and without payment of any penalty.  No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay fee reductions and/or expense reimbursements with respect to periods prior to such termination.  As of August 31, 2014, the Adviser may in the future recover advisory fee reductions totaling $68,397.  The Adviser may recover a portion of this amount no later than the dates as stated below:

August 31, 2016	August 31, 2017
$15,222	$53,175

SUB-ADVISERS
Meritage Capital, LLC (“Meritage”) and Pluscios Management LLC (“Pluscios”) serve as sub-advisers to the Fund.  The Adviser pays Meritage and Pluscios any sub-advisory fees out of the fees it receives pursuant to the Investment Advisory Agreement.  Meritage and Pluscios have each executed an agreement with the Adviser under which each agrees under certain circumstances to waive a portion of its sub-advisory fees payable to it by the Adviser (each a “Sub-Advisory Waiver Agreement”).  Each Sub-Advisory Waiver Agreement provides that the applicable sub-adviser will waive its annual contractual fee in an amount equal to the value of annual advisory fee reductions and/or Fund expense reimbursements by the Adviser (as a percentage of the annual advisory fee) under the Adviser Waiver Agreement (“Adviser Waiver”) up to a maximum of 50% of the sub-adviser’s annual contractual fee through April 30, 2015 (each a “Sub-Adviser Waiver”).  Pursuant to each Sub-Advisory Waiver Agreement, if the Adviser recoups all of the Adviser Waiver for any period permitted under the Adviser Waiver Agreement (the “Recoupment Period”), the Adviser shall use that recoupment to reimburse a Sub-Adviser in an amount equal to its Sub-Adviser Waiver for the Recoupment Period.  If the amount of the recoupment paid by the Fund is less than the Adviser Waiver for the Recoupment Period, the Adviser shall reimburse the Sub-Adviser in an amount equal to the Sub-Advisory Waiver for the Recoupment Period multiplied by the ratio of the recoupment amount to the Adviser Waiver.

Meritage and Pluscios serve as investment managers of Centennial Global Macro Fund Segregated Portfolio, Series D and Pluscios Offshore Fund, SPC, Class F, respectively.  During the year ended August 31, 2014, the Fund’s purchases of hedge funds managed by Meritage and Pluscios were as follows:

Centennial Global Macro Fund Segregated Portfolio, Series D 0913	$164,500
Centennial Global Macro Fund Segregated Portfolio, Series D 0614	600,000
Pluscios Offshore Fund, SPC, Class F, Series 0713	2,154,000
Pluscios Offshore Fund, SPC, Class F, Series 0614	900,000

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION
Each Trustee who is not an interested person of the Trust (“Independent Trustee”) receives from the Fund an annual retainer fee of $10,000 for service to the Fund.  Each Independent Trustee is also reimbursed for travel and related expenses incurred in attending Board meetings.  No officer of the Fund is compensated by the Fund.

FUND SERVICES
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund.  Ultimus also provides a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Fund, as well as certain additional compliance support functions.  The Fund pays Ultimus fees in accordance with a Services Agreement for such services.  In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.  Ultimus earned $37,357 in fund services fees during the year ended August 31, 2014.

Prior to December 16, 2013, Atlantic Fund Services, LLC provided these same services to the Fund for fees in accordance with its agreements.

DISTRIBUTION AGREEMENT
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter.  The Distributor is not affiliated with the Adviser or with Ultimus.

5.  Derivatives Risk and Transactions

In seeking risk adjusted rates of return, the Fund may invest in U.S. Treasury futures to provide exposure to the market value change of a high quality fixed income portfolio.  The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment as well as in response to changes in the value of the underlying U.S. Treasury securities.  Futures may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund.  Changes in the liquidity of U.S. Treasury futures (i.e., due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) and rising interest rates may cause the value of U.S. Treasury futures to decline.

If the Fund invests in U.S. Treasury futures at inopportune times or the Adviser misjudges market conditions, the Fund’s investment in the U.S. Treasury futures may lower the Fund’s return or result in a loss to the Fund.  The Fund could also experience losses if the U.S. Treasury futures do not offset losses incurred by the Fund on its investment in the Underlying Funds or if the Fund is not able to timely liquidate its position in U.S. Treasury futures due to an illiquid secondary market.  Changes in the liquidity of U.S. Treasury futures (i.e. due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) may result in significant, rapid and unpredictable changes in the value of the U.S. Treasury futures.  It is also possible that the U.S. Commodity Futures Trading Commission may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund’s positions in derivative instruments as of August 31, 2014 are recorded in the following locations in the Statement of Assets and Liabilities:

		Fair Value
Type of Derivative	Location	Asset Derivatives	Liability Derivatives	Gross Notional Amount Outstanding August 31, 2014
Interest rate contracts – Futures contracts purchased	Variation margin receivable	$45,900	$-	$45,142,546

The average monthly notional amount of futures contracts purchased during the year ended August 31, 2014 was $26,934,051.

The Fund’s transactions in derivative instruments during the year ended August 31, 2014 are recorded in the following locations in the Statement of Operations:

Type of Derivative	Location	Net Realized Gains	Location	Net Change in Unrealized Appreciation/ Depreciation
Interest rate contracts – Futures contracts	Net realized gains from futures contracts	$1,422,096	Net change in unrealized appreciation/depreciation on futures contracts	$45,900

6.  Offering of Fund Units; Repurchase Offers

Fund units may be purchased by investors who meet certain eligibility requirements set forth in the Fund’s current prospectus as of the first business day of each calendar month; however, Fund units may be offered more or less frequently as determined by the Board in its sole discretion.  Fund units are sold at the current net asset value per unit.  Generally, the minimum initial investment in the Fund is $50,000 and the minimum additional investment is $5,000.  The Fund may accept investments for lesser amounts under certain circumstances, including where a unitholder has significant assets under the management of the Adviser or an affiliate and other special circumstances that may arise.  There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase units through investment programs such as employee benefit plans.  Certain selling broker-dealers and financial advisers may impose higher minimums.

Because the Fund is a closed-end fund, unitholders do not have the right to require the Fund to redeem any or all of their Units. To provide a limited degree of liquidity to unitholders, the Fund may from time to time offer to repurchase Units pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion, pursuant to written repurchase offers. In determining whether the Fund should offer to repurchase units, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer.  The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).  As of August 31, 2014, the Board has not authorized a repurchase offer.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7.  Principal Investment Risks

An investment in the Fund should be considered a speculative investment that entails a high degree of risk and units of the Fund are only available for purchase by certain eligible investors.  It is possible that an investor may lose some or all of its investment and that the Fund may not achieve its investment objective.
The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers.

The Underlying Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities and convertible securities of U.S. and foreign issuers, derivatives, commodities and currencies; (2) participating in short sale transactions; and (3) employing arbitrage and leverage.  The Fund may also implement leverage and invest directly in derivatives which will directly expose the Fund to the risks associated with the employment of leverage and investments in derivatives.

The Fund may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so.  Fund unitholders do not have the right to require the Fund to redeem or repurchase its units and may not have access to the money they invest for an indefinite period of time.  Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Fund’s Board, in its sole discretion.

The units are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund’s knowledge, there is no, nor will there be, a secondary trading market for the units.  Units are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund’s Agreement and Declaration of Trust, as may be amended or amended from time to time.  A unitholder should not expect to be able to sell its units regardless of how the Fund performs.  Because a unitholder may be unable to sell its units, the unitholder will be unable to reduce its exposure on any market downturn.

For a complete description of the principal risks involved and the eligibility criteria for investors, please refer to the Fund’s current prospectus.

8.  Contingencies and Commitments

The Fund indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

9.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Unitholders and Board of Trustees of
FSI Low Beta Absolute Return Fund

We have audited the accompanying statement of assets and liabilities of the FSI Low Beta Absolute Return Fund, including the schedule of investments, as of August 31, 2014, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from July 1, 2013 (commencement of operations) through August 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2014 by correspondence with the custodian and individual underlying investment companies. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FSI Low Beta Absolute Return Fund as of August 31, 2014, and the results of its operations and cash flows for the year then ended, and the changes in its net assets and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
October 30, 2014

FSI LOW BETA ABSOLUTE RETURN FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-379-7380, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-877-379-7380, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-877-379-7380.  Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FSI LOW BETA ABSOLUTE RETURN FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees (the “Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of trustees of a registered investment company organized as a corporation.

Trustees are not required to invest in the Fund or to hold units of the Fund or an interest in the Fund. A majority of the Trustees are persons who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund (each an “Independent Trustee”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested trustees of a registered income company organized as a corporation.

The identity of the Trustees and executive officers of the Fund and brief biographical information regarding each Trustee and office during the past five years is set forth below. The address for each Trustee and officer is c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. Each Trustee serves until his or her retirement, resignation or removal from the Board. Trustees may be removed in accordance with the Declaration of Trust with or without cause by written instrument signed by a majority of the Trustees or by a vote of a majority of the Unitholders, at a meeting holding at least two-thirds (2/3) of outstanding units.

Name and Age	Position(s) Held with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies	Number of Funds in Complex Overseen by Trustee
Interested Trustee:
Gary W. Gould* Age: 57	Principal Executive Officer and Trustee since 2011	Managing Principal of Financial Solutions, Inc. from 1998 to present; Corporate Consulting Group, Inc. from 1985 to present	1

*	Mr. Gould is considered an “interested person” and thus an Interested Trustee because of his position as Managing Principal of Financial Solutions, Inc., the Fund’s investment adviser.

FSI LOW BETA ABSOLUTE RETURN FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Age	Position(s) Held with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies	Number of Funds in Complex Overseen by Trustee
Independent Trustees:
Carol Befanis O’Donnell Age: 57	Trustee since 2012	Director of Legal and Compliance and Secretary of Dara Capital U.S., Inc. (wealth advisory) from 2013 to present; Special Counsel of Permal Group Inc. from 2008 to 2011; Trustee of The Geiger Trust from 1989 to present; Trustee of The C.G. Tors Irrevocable Trust from 2013 to present	1
William S. Reeser Age: 59	Trustee since 2012	Chief Executive Officer and Chief Investment Officer of the University of Florida Investment Corporation from 2014 to present; Chief Investment Officer of American Lebanese Syrian Associated Charities, Inc. from 2006 to 2014; President of Reeser Advisory Services, Inc. from 1997 to present	1

FSI LOW BETA ABSOLUTE RETURN FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Executive Officers:
Mark J. Seger Age: 52	Treasurer and Principal Financial Officer since 2013	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (investment company service provider) from 1999 to present
Tina H. Bloom Age: 46	Secretary since 2013	Vice-President - Director of Fund Administration of Ultimus Fund Solutions, LLC from 2006 to present
David R. Carson Age: 56	Chief Compliance Officer since 2013
Vice President - Director of Client Strategies, Ultimus Fund Solutions, LLC from 2013 to present; President of Ultimus Managers Trust from 2013 to Present; Chief Compliance Officer and Anti-Money Laundering Officer of The Huntington Funds (mutual fund) from 2005 to 2013; Chief Operating Officer of The Huntington Funds from 2008 to 2013; Vice President of The Huntington Bank from 2001 to 2013

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-877-379-7380.

Item 2.   Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.   Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is Carol Befanis O’Donnell.  Ms. Befanis O’Donnell is “independent” for purposes of this Item.

Item 4.   Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $25,000 and $20,000 with respect to the registrant’s fiscal year periods ended August 31, 2014 and August 31, 2013.

(b)	Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,000 and $3,000 with respect to the registrant’s fiscal periods ended August 31, 2014 and August 31, 2013. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to the Registrant. Pre-approval of “permissible non-audit services” to the Registrant is not required if: (i) the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes not more than 5% of the total amount of expenses paid by the Registrant to the Registrant’s principal accountant during the fiscal year in which such services are provided; (ii) the permissible non-audit services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee, or its authorized delegates, prior to the completion of the audit.

In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to the Registrant’s investment adviser (other than a Sub-Adviser), or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides on-going services to the Registrant (“Affiliate”), by the Registrant’s principal accountant if the engagement relates directly to the operations and financial reporting of the Registrant. Pre-approval by the Audit Committee of permissible non-audit services rendered to the Registrant’s investment adviser or an Affiliate is not required if the aggregate amount of all such services constitutes no more than 5% of the total amount of expenses paid by the Registrant, the Registrant’s investment adviser and its Affiliates to the Registrant’s principal accountant during the fiscal year in which the permissible non-audit services are provided. The Audit Committee considers whether fees paid by the Registrant’s investment adviser or an Affiliate to the Registrant’s principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal periods ended August 31, 2014 and 2013, aggregate non-audit fees of $0 and $0, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.   Audit Committee of Listed Registrants.

Not applicable

Item 6.   Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant’s proxy voting procedures are filed under Item 12(a)(4) hereto. The Registrant delegates proxy voting decisions to its investment adviser and each Sub-Adviser with respect to the Registrant’s assets allocated to each for investment. The proxy voting procedures of the Registrant’s investment adviser and each Sub-Adviser are filed under Items 12(a)(5)-(7).

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Portfolio Manager and Business Experience. As of the date of the filing of this Report on Form N-CSR, Gary W. Gould is primarily responsible for the day-to-day management of the Registrant’s portfolio (the “Portfolio Manager”). Mr. Gould has served as Managing Principal of the Adviser for the past fifteen years. Mr. Gould has a BS in Finance from Oklahoma State University. Mr. Gould’s 30 years of investment advisory experience has included advisory relationships with Fortune 100 companies, Banking, insurance, Endowments and Foundations and High Net Worth clients. Mr. Gould has managed Alpha (attractive risk adjusted rates of return) exposure strategies since October 1, 1998. He has eighteen years of experience utilizing and providing due diligence on individual hedge fund and hedge fund of funds strategies. In addition, Mr. Gould has sixteen years of experience utilizing financial futures to provide beta (market returns) exposure.

(a)(2)	Other Accounts Managed by the Portfolio Manager. The chart below shows the number of other accounts managed by the Portfolio Manager as of August 31, 2014.

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Gary W. Gould	0	0	11 ($1,021 million)

No account is charged an advisory fee based on the performance of the account.

The investment activities of the Portfolio Manager with respect to the Registrant and with respect to each other account he manages may give rise to conflicts of interest that may disadvantage the Registrant. For example, the Portfolio Manager manages other accounts with like investment strategies and fees earned by the Portfolio Manager could differ between the Registrant and the other accounts. Thus, the Portfolio Manager could favor one account over another in allocating new investment opportunities that have limited supply or in the order in which it places orders to redeem identical investments. The Registrant’s investment adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Manager are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis and redeem investments proportionally. Although not expected, the Registrant’s investment adviser or a Sub-Adviser may use leverage to increase the amount of the Registrant’s assets and consequently, the advisory fee it receives. As a result, the Registrant’s investment adviser or Sub-Adviser is paid more if it uses leverage which creates an incentive for the investment adviser or Sub-Adviser to use leverage when it may otherwise not be prudent. The Registrant’s investment adviser and a Sub-Adviser also have a corresponding incentive not to deleverage the Registrant when it would otherwise be appropriate to do so.

(a)(3)	Compensation of the Portfolio Manager. During the Reporting Period, the Portfolio Manager received a salary from the Registrant’s investment adviser and participated in the profitability of the investment adviser based on his ownership of the investment adviser.

(a)(4)	Beneficial Ownership by Portfolio Manager. As of August 31, 2014 the Units owned by the Portfolio Manager had a value in the range of $100,001-$500,000.

(b)	Not applicable

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.   Submission of Matters to a Vote of Security Holders.

The Registrant does not accept nominees to the Board of Trustees from unitholders.

Item 11.   Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal half-year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(a)(4) Proxy Voting Procedures of Registrant: Attached hereto

(a)(5) Proxy Voting Procedures of Financial Solutions, LLC: Attached hereto

(a)(6) Proxy Voting Procedures of Meritage Capital, LLC: Attached hereto

(a)(7) Proxy Voting Procedures of Pluscios Management LLC: Attached hereto

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FSI Low Beta Absolute Return Fund

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	November 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	November 5, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 5, 2014

* Print the name and title of each signing officer under his or her signature.